Intangible Leases and Goodwill Intangible Asset and Liabilities Outstanding (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired below-market lease liabilities		$ (118,012)	$ (63,287)
Accumulated amortization, intangible liabilities		27,388	20,255
Goodwill	$ 29,066	29,085	0
Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		58,000	0
Accumulated amortization, intangible assets		(2,900)	0
Acquired In-place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		313,432	212,916
Accumulated amortization, intangible assets		(123,314)	(92,347)
Acquired Above-market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		53,524	42,009
Accumulated amortization, intangible assets		$ (24,631)	$ (19,443)